Reverse Recapitalization (Details) - Schedule of Condensed Consolidated Financial Statements - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Closing proceeds:
Proceeds from Chavant trust fund	$ 1,264
Proceeds from PIPE investment	19,750
Closing disbursements:
Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065
Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009
Liability-classified instruments:
Net equity impact of the Merger	(16,182)
Fair Value of Earnout Liability [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments	(33,559)
Fair Value of PIPE Make-Whole Liability [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments	(2,071)
Fair Value of Private Warrants [Member]
Liability-classified instruments:
Fair value, Liability-classified instruments	$ (150)
Class A Common Stock [Member] | Common Stock [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	22,901,838
Legacy Mobix [Member]
Closing disbursements:
Transaction costs	$ (3,747)
Chavant [Member]
Closing disbursements:
Transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	$ 15,048
Chavant Public Shares, Net of Redemptions [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	111,005
Chavant Founder Shares, Net of Shares Forfeited [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	1,341,369
PIPE Investors’ Shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	1,975,000
Settlement of PIPE Warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	199,800
Sponsor PIPE Subscription [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	199,737
Settlement of Sponsor Warrant [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	272,182
Settlement of Warrant to Non-Redeeming Shareholder [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	202,489
Amendment to Business Combination Marketing Agreement [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	280,000
Total Chavant Shares Outstanding Immediately Prior to the Merger [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	4,581,582
Legacy Mobix Rollover Shares [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	18,139,258
Conversion of Legacy Mobix Convertible Notes [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	30,045
Conversion of Legacy Mobix SAFEs [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Total number of Class A common shares issued in the Merger (in Shares)	150,953